UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   36                             |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                              UNIFIED SERIES TRUST
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                               Anthony J. Ghoston
                                    President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
   [ ] immediately upon filing pursuant to paragraph (b)
   [ ]  on (date) pursuant to paragraph (b)
   [ ]  60 days after filing pursuant to paragraph (a)(1)
   [ ]  on (date) pursuant to paragraph (a)(1)
   [X]  75 days after filing pursuant to paragraph (a)(2)
   [ ]  on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                 FCI EQUITY FUND
                                  FCI BOND FUND




PROSPECTUS
____________, 2005




442 West 47th Street
Kansas City, Missouri 64112
(800) ____________
www._____________.com


























     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. 19

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

FCI EQUITY FUND................................................................2

     Risk/Return Summary.......................................................2

     How the Fund Has Performed................................................5

FCI BOND FUND..................................................................6

     Risk/Return Summary.......................................................6

     How the Fund Has Performed................................................8

FEES AND EXPENSES OF INVESTING IN THE FUNDS....................................9

HOW TO BUY SHARES.............................................................10

HOW TO EXCHANGE SHARES........................................................12

HOW TO REDEEM SHARES..........................................................12

DETERMINATION OF NET ASSET VALUE..............................................14

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................15

MANAGEMENT OF THE FUNDS.......................................................17

FINANCIAL HIGHLIGHTS..........................................................18

PRIVACY POLICY................................................................19

FOR MORE INFORMATION..................................................BACK COVER

                                 FCI EQUITY FUND
                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The FCI Equity Fund (the "Fund") seeks to provide long-term capital appreciation.

PRINCIPAL STRATEGIES

     Using a proprietary security selection process employed by the Fund's investment advisor, the Fund invests primarily in a diversified portfolio of equity securities that the advisor believes have the potential for capital appreciation. The Fund invests in companies that the advisor determines to be the most attractive within their respective industries and whose earnings are expected to grow at an above-average rate relative to the market.

     The advisor uses a mix of "bottom-up" and "top-down" management styles when selecting investments for the Fund's portfolio. Relying on a team of portfolio managers and equity analysts, the advisor uses both styles synergistically to identify investment opportunities for the Fund.

     Using a bottom-up approach, the advisor employs a proprietary, research-driven analytical process for selecting investments for the Fund. The advisor begins with a global universe of over 14,000 equity securities and currently reduces it to 1,400 securities of U.S. or foreign companies with market capitalizations generally in excess of $2 billion. Although the Fund intends to invest in stocks of larger capitalization companies, attractive stocks of mid-size companies also may be included in the Fund's portfolio. These securities are further screened by the advisor for positive financial characteristics and liquidity. Based on this screening process, the advisor identifies securities that it believes have positive fundamental momentum and return opportunity. The advisor then researches individual companies using quantitative fundamental investment analytics to evaluate a company's growth potential. Based on this research, the Fund's advisor evaluates a company for certain quantitative factors, including:

     o    Positive operating earnings;
     o Above average earnings growth relative to the company's economic sector;
     o    Above average sales growth relative to the company's economic sector;
     o Above average return on equity relative to the company's economic sector;
     o    P/E relative to growth rate; and
     o    Current P/E relative to historic P/E range.

     In evaluating individual companies, the advisor also looks for certain qualitative factors that it believes indicate strong growth potential, such as industry growth, industry leadership, competitive position, innovative and adaptive management, entrepreneurial culture, strategic partnerships, global ambition, niche market and new products.

     Using a top-down approach, the advisor evaluates the current economic environment, monetary and fiscal policies, secular, economic, social and demographic trends and several technical factors to identify certain market segments, sectors or industries that the advisor believes have the potential to outperform the market as a whole. Based on this analysis, the advisor establishes a recommended weighting for each of the Standard & Poor's economic sectors of the market. The advisor may adjust sector weightings in response to changing market conditions and economic factors, and may over-weight or under-weight particular sectors at any given time.

     Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments, limited to those with a value based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, depositary receipts and swaps. The Fund may also invest in other investment companies including exchange-traded funds (ETFs). The Fund may invest up to 25% of its assets in foreign companies operating in developed countries, through sponsored or unsponsored American Depositary Receipts (ADRs) traded on U.S. stock exchanges. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign company. The Fund may invest in certain derivative investments, such as options and futures contracts, but generally intends to do so for hedging purposes only. The Fund may write covered call options, in which the Fund holds a long position in a security combined with a short position in a call option on the same underlying security.

     For cash management purposes, the Fund may also invest in short-term, high quality money market instruments such as short-term obligations of the U.S. government, its agencies or instrumentalities, bank obligations, commercial paper, repurchase agreements or money market mutual funds. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

     Although achieving current income is not an investment objective of the Fund, the Fund's equity investments may generate some dividend income, as many of the larger companies in which the Fund invests pay dividends. Such dividends may generate taxable income for investors.

     The Fund will not seek to realize profits by anticipating short-term market movements. The advisor intends to purchase securities only for the long-term. As a result, the advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor. The Fund's turnover rate for its first year of operations is expected to be less than 100%.

     The Fund may sell holdings that the advisor believes have reduced growth potential, have underperformed the market or relevant economic sector, have exceeded their fair market value, have experienced a change in fundamentals or are subject to other factors that may contribute to relative underperformance. Generally, as a risk management technique, the advisor will reduce a stock position when it becomes relatively oversized in the Fund's portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     o STOCK MARKET RISK. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund's investments will underperform either the securities markets generally or particular segments of the securities markets. Additionally, the price of an ETF has a similar volatility as the stocks contained in the index it represents, which can affect the value of the Fund's shares.

     o MANAGEMENT RISK. The advisor's growth-oriented approach may fail to produce the intended results. If the advisor's perception of a company's growth potential is not realized in the expected time frame, the Fund's overall performance may suffer.
     o INDUSTRY OR SECTOR RISK. Although the advisor does not expect to concentrate the Fund's investments in any particular industry or sector, the Fund may allocate more of the Fund's investments to particular segments of the market. For example, as stated above, the Fund, from time to time, may have overweighted positions in particular sectors such as technology, telecommunications or healthcare. A particular industry or market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has overweighted holdings within a particular industry or sector, the Fund is subject to an increased risk that its investments in that particular industry or sector may decline because of changing expectations for the performance of that industry or sector.
     o MID CAP RISK. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.
     o COMPANY SPECIFIC RISK. Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time. The value of individual stocks may decrease in response to company financial prospects or changing expectations for the performance of the company. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods.
     o FOREIGN INVESTING. Investing in foreign companies may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.
     o DERIVATIVES RISK. When writing put and call options, the Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or futures or designating liquid assets to cover such financial exposure. When purchasing options, the Fund is exposed to the potential loss of the option purchase price. Derivatives may be illiquid and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy and using them could lower the Fund's return.
     o AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
     o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

          The Fund may be suitable for:

     o    Long-term investors seeking capital appreciation
     o    Investors willing to accept price fluctuations in their investments
     o    Investors willing to accept risks associated with equity investments

GENERAL

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, ETFs, money market instruments, securities of other no-load mutual funds or repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. If the Fund invests in ETFs or shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

HOW HAS THE FUND PERFORMED IN THE PAST?

     The Fund recently commenced operations and, as a result, has no prior performance history.

                                  FCI BOND FUND
                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The FCI Bond Fund (the "Fund") seeks to provide total return.

PRINCIPAL STRATEGIES

     The Fund invests primarily in a diversified portfolio of intermediate-term, investment grade fixed income securities. The Fund may, on occasion, purchase long-term bonds. The advisor seeks to add value for Fund investors and to maximize the risk-adjusted returns versus the unmanaged Lehman Brothers Intermediate Government Credit Index(R) by managing the duration of the Fund's portfolio, and through sector allocation and issue selection.

     The advisor uses a proprietary process that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the Fund's portfolio in an effort to mitigate risk and maximize total return. The concept of duration is a measure of a security's price to changes in interest rates. Changes in interest rates could result in fluctuation of price changes in fixed income securities. For example, if the advisor's interest rate forecast is positive, the Fund's portfolio may be positioned up to 20% longer in duration than its benchmark index. If the outlook is negative, the advisor may position the Fund's portfolio up to 20% shorter than the benchmark index. The duration of the Lehman Brothers Intermediate Government Credit Index(R) currently is 3.67 years. In addition to duration management, the advisor invests in securities of varying maturities depending on market conditions. In general, the Fund will maintain an effective duration of two to five years.

     The advisor evaluates each sector and manages the Fund's portfolio such that the Fund's investments may be over- or under-weighted in a particular sector relative to its benchmark index. Sector allocation decisions use many of the same inputs as those analyzed when formulating an interest rate forecast. Generally, the anticipation of narrowing credit spreads suggests a higher allocation to non-Treasury sectors, while widening credit spreads normally dictate a lower allocation.

     The Fund will only invest in fixed income securities that, at the time of purchase, are rated investment grade (BBB- or higher) by at least one nationally recognized statistical rating organization such as Moody's Investor Service, Inc., Standard & Poor's Rating Group or Fitch Ratings. In the event that the rating of a portfolio security falls below investment grade, the advisor may hold or sell the security, depending on whether the advisor determines that it continues to represent an attractive value.

     After duration and sector determinations are made, the Fund's advisor focuses on individual security selection and the credit quality of various fixed income issues. The advisor seeks to identify attractively priced fixed income securities within each permitted credit category, considering the degree of liquidity and risk of a potential downgrade. The advisor's approach in this regard is intended to identify a favorable risk/reward profile from securities held in the Fund's portfolio.

     Under normal conditions, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in fixed income securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed portfolio loans and revolving credit securities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies and government-sponsored enterprises; obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. All fixed income securities will be denominated in U.S. dollars.

     The Fund may utilize derivative securities and/or contracts to gain or reduce exposure to certain sectors, industries, and specific credits. These derivatives may be used for hedging and non-hedging purposes and may be structured as swaps, options or notes. These derivatives may involve risks similar to those generally associated with swaps and other derivatives, but also involve investment risks similar to those associated with the direct investments in a component of the underlying financial instrument or index to the extent that the returns payable to the Fund from a derivative will be linked to the investment returns of such component.

     The advisor intends to purchase securities primarily for the long-term. As a result, the advisor believes the Fund will have a low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor. The Fund's turnover rate for its first year of operations is expected to be less than 100%.

     For cash management purposes, the Fund may also invest in high-quality money market instruments such as short-term obligations of the U.S. government, its agencies or instrumentalities, bank obligations, commercial paper, repurchase agreements or money market mutual funds. The Fund may also invest in other investment companies, including ETFs. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling securities when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     o INTEREST RATE RISK. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes.
     o MANAGEMENT RISK. The strategy used by the advisor may fail to produce the intended results.
     o CREDIT RISK. Issuers of fixed income securities may default on interest and principal payments due to the Fund. In addition, fixed income securities may fall in value due to credit downgrading as a result of political, legal, economic and other variables independent of a securities default. Generally, securities with lower debt ratings have greater risk.
o GOVERNMENT SECURITIES RISK. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the fund invests defaults and, the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government's guarantee of ultimate payment of principal and timely payment of interest of any U.S. Government securities owned by the Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.
     o FOREIGN RISK. Foreign investments involve additional risks, including currency rate fluctuations, political and economic instability, differences in financial reporting standards, and less strict regulation of securities markets. Securities subject to these risks may be less liquid than those that are not subject to these risks.
     o PREPAYMENT RISK. Certain types of asset-backed securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

     o DERIVATIVES RISK. The Fund is subject to credit risk on the amount it expects to receive from counterparties in privately negotiated derivatives contracts. For example, if a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Derivatives may be illiquid and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy and using them could lower the Fund's return.
     o AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
     o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

     The Fund may be suitable for:

     o    Long-term investors seeking total return
     o    Investors seeking a fixed-income allocation

GENERAL

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, ETFs, money market instruments, securities of other no-load mutual funds or repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. If the Fund invests in ETFs or shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

HOW HAS THE FUND PERFORMED IN THE PAST?

     The Fund recently commenced operations and, as a result, has no prior performance history.

                   FEES AND EXPENSES OF INVESTING IN THE FUNDS

     The tables describe the fees and expenses that you would pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES                                                EQUITY FUND                      BOND FUND (fees
                                                                -----------                      ----------------
paid directly from your investment)
Maximum Sales Charge (Load)                                          NONE                            NONE
Imposed on Purchases
Maximum Deferred Sales Charge (Load)                                 NONE                            NONE
Redemption Fee1, 2                                                  1.00%                           1.00%
Exchange Fee                                                         NONE                            NONE

ANNUAL FUND OPERATING EXPENSES                                  EQUITY FUND                          BOND FUND
                                                                -----------                          ---------
(expenses that are deducted from Fund assets)

Management Fee                                                       0.60%                           0.40%
Distribution and/or Service (12b-1) Fees3                            0.00%                           0.00%
Other Expenses4                                                      ____%                           ____%
Total Annual Fund Operating Expenses                                 ____%                           ____%
Fee Waiver5                                                          ____%                           ____%
Net Expenses                                                         1.00%                           0.80%

1 The Funds are intended for long-term investors. To discourage short-term trading and market timing, which can increase Fund expenses, each Fund charges a 1.00% redemption fee on shares redeemed within 60 days after they are purchased. The Funds may waive this fee for mandatory retirement plans, for systematic withdrawal plans and in certain other circumstances.
2 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
3 The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated for the Fund's initial fiscal year ending June 30, 2006.
4 Based on estimated amounts for the initial fiscal year.
5 The advisor contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.00% of the Equity Fund's average daily net assets and 0.80% of the Bond Fund's average daily net assets through June 30, 2007. Each waiver or reimbursement by the advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular expense is incurred; provided that such Fund is able to make the repayment without exceeding its expense limitation set forth above.

EXAMPLE:

     Based on the costs above, this example helps you compare the expenses of each Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         EQUITY FUND                        1 YEAR            3 YEARS
         -----------                        ------            -------

                                            $____             $____

         BOND FUND                          1 YEAR            3 YEARS
         ---------                          ------            -------

                                            $____             $____

                                HOW TO BUY SHARES

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     The minimum initial investment in each Fund is $250,000 and minimum subsequent investments are $100. The advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

     BY MAIL - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);
o    a check  (subject to the minimum  amounts) made payable to the  appropriate
     Fund;
o    the initial check should have the same address as the application.

Mail the application and check to:

U.S. MAIL: FCI Equity Fund or                           OVERNIGHT: FCI Equity Fund or
           FCI Bond Fund                                           FCI Bond Fund
           c/o Unified Fund Services, Inc.                         c/o Unified Fund Services, Inc.
           P.O. Box 6110                                           431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110                        Indianapolis, Indiana 46204

     BY WIRE - You may also purchase shares of each Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at 1-800-_________to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      Huntington National Bank
      ABA #0440-0002-4
      Attn: ______________ (name of Fund)
      Account Name ________________(write in shareholder name)
      For the Account # ______________(write in account number)
       D.D.A.#________________

     You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, their custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the appropriate Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by a Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

     You may purchase additional shares of the Funds at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

      -your name
      -the name of your account(s)
      -your account number(s)
      -a check made payable to your fund

Checks should be sent to the appropriate Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

     Since the Funds are oriented to longer-term investments, the Funds may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds' transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call the Funds' transfer agent about the IRA custodial fees.

DISTRIBUTION PLAN

     The Funds have adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under this plan, each Fund may pay a fee of up to 0.25% of its average daily net assets to the advisor or certain broker-dealers, investment advisors, banks or other financial institutions to help defray the cost of servicing Fund shareholders. Because these fees are an ongoing expense, over time they reduce the net investment results of a Fund and may cost you more than paying other types of sales charges. The Plan will not be activated for the Fund's initial fiscal year ending June 30, 2006.

OTHER PURCHASE INFORMATION

     The Funds may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds. The Funds and their servicing agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature stamp guarantee must utilize a New Technology Medallion stamp.

     The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Funds are deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

                             HOW TO EXCHANGE SHARES

     You may exchange your shares of one Fund for shares of another Fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call the transfer agent at 1-800-________ to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be processed based on the next determined net asset value ("NAV") as of the close of business on the same day.

     An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

     Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     BY MAIL - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. MAIL: FCI Equity Fund or                        OVERNIGHT:  FCI Equity Fund or
           FCI Bond Fund                                         FCI Bond Fund
           c/o Unified Fund Services, Inc.                       c/o Unified Fund Services, Inc.
           P.O. Box 6110                                         431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110                      Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Funds may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-_________ if you have questions. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - You may redeem any part of your account in a Fund by calling the transfer agent at 1-800-________. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning a Fund, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

     ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Funds' transfer agent at 1-800-_________. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if a Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

     Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate a Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

     PROHIBITION ON MARKET TIMING. The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of a Fund's shares held by long-term shareholders, disrupt portfolio management and increase a Fund's expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short-term traders and/or market timers from investing in each Fund. A 1.00% short-term redemption fee will be assessed against gross investment proceeds withdrawn within 60 days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, each Fund uses a "first-in, first-out" method to determine the 60-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

     Some retirement plan accounts may be exempt from the redemption fee because the retirement plan's trade and recordkeeping system cannot track and/or process a redemption fee. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of a Fund's advisor, due to changes in an investor's circumstances, such as death, or a change in the investor's asset allocation. No exceptions will be granted to persons believed by a Fund to be "market-timers."

     While both Funds attempt to deter market timing, there is no assurance that either Fund will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by a Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that either Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, each Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. Neither Fund has entered into any arrangements with any person to permit frequent purchases and redemptions of Fund Shares.

     The Statement of Additional Information provides a list of those retirement plans and wrap fee programs that are exempt from the redemption fee. There may be additional exemptions or applications of the redemption fee in the future caused by changes in the law and/or technology.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the applicable Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the

New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

     Each Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a
Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short-term traders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

     DIVIDENDS AND DISTRIBUTIONS. The Funds typically distribute substantially all net investment income in the form of dividends and any net realized capital gains to their shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. The Equity Fund expects that its distributions will consist primarily of net realized capital gains. The Bond Fund expects that its distributions will consist primarily of net investment income. Each Fund declares and pays dividends at least annually, except that the Bond Fund declares and pays dividends on a quarterly basis.

     TAXES. Investment income distributed by the Funds generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. However, the 2003 Tax Act made certain changes in the taxation of "qualified dividend income" and long-term capital gains as discussed below. Dividends normally will be distributed by each Fund on an annual basis.

     Each Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Funds sell their assets for a profit. Capital gains are taxed differently depending on how long a Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at long-term capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds' shareholders. These transactions typically create the following tax liabilities for taxable accounts:

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS


TYPE OF TRANSACTION                                          TAX STATUS
-------------------                                          ----------

Qualified dividend income                                    Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions                    Ordinary income rate

Net long-term capital gain distributions                     Generally maximum 15% on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                                Gains taxed at generally maximum 15%
more than one year                                           on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                                Gains are taxed at the same rate as ordinary income;
for one year or less                                         losses are subject to special rules

                                                             *For gains realized between May 6, 2003 and December 31, 2008.

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

     If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.

                             MANAGEMENT OF THE FUNDS
INVESTMENT ADVISOR

     Financial Counselors, Inc., 442 West 47th Street, Kansas City, Missouri 64112, www._______________.com, serves as the advisor to the Funds. The advisor has overall supervisory management responsibility for the general management and investment of the Funds and their securities portfolios. The advisor sets each Fund's overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold by a Fund, selects brokers or dealers to execute transactions for each Fund's portfolio and votes any proxies solicited by portfolio companies.

     The advisor provides investment consulting and administrative services to personal trust and employee benefit accounts, endowments and other institutional and high net worth individual investment management accounts and, currently, advises in excess of $2.3 billion in assets. The advisor has over 38 years of experience in managing large cap, core equity portfolios and high quality, fixed income portfolios. The advisorit believes will produce superior performance while managing risk. The FCI Funds are the first mutual funds managed by the advisor.

     FCI Equity Fund is authorized to pay the advisor a fee equal to 0.60% of its average daily net assets. FCI Bond Fund is authorized to pay the advisor a fee equal to 0.40% of its average daily net assets. The advisor contractually has agreed to waive its fee and reimburse each Fund's expenses so that total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.00% for the FCI Equity Fund and 0.80% for the FCI Bond Fund through June 30, 2007. Each waiver or reimbursement by the advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular expense is incurred; provided that such Fund is able to make the repayment without exceeding its expense limitation set forth above.

     The advisor, not the Fund, may pay certain financial institutions, including banks, broker-dealers or other financial institutions that provide shareholder services and administer shareholder accounts. These financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services may be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.



PORTFOLIO MANAGERS

     WILLIAM M. COURTNEY - Mr. Courtney is a Vice President and Investment Officer of the advisor and he is jointly and primarily responsible for the day-to-day management of the FCI Equity Fund. Mr. Courtney began his career in 1990 and has experience in the portfolio management of personal trust and employee benefit accounts, endowments and investment management accounts, and asset/liability management and financial planning. Before joining the advisor, he was a Vice-President and Portfolio Manager at Morgan Stanley Dean Witter in Kansas City and an investment advisor for U.S. Central Credit Union. He earned his Bachelor of Science in Finance from the University of Missouri at Columbia in 1989.

     BRIAN E. PEROTT, CFA - Mr. Perott is a Senior Vice President and Investment Officer of the advisor and is jointly responsible for the day-to-day management of the FCI Equity Fund. He earned his bachelor's degree in economics from the University of Kansas in 1991. He received his Chartered Financial Analyst designation in 1999. Mr. Perott began his career in 1993 and has experience in the portfolio management of personal trusts, employee benefit accounts, foundations, endowments and investment management accounts. Before joining FCI, he was a portfolio manager/equity analyst at both Mercantile Bank of Kansas City and Commerce Bank of Kansas City. Mr. Perott is a member of the Kansas City Society of Financial Analysts and the Chartered Financial Analyst Institute. He is currently serving on the Board of Directors for the Kansas City Society of Financial Analysts.

     GARY B. CLOUD, CFA - Mr. Cloud is a Senior Vice President and Investment Officer of the advisor and is jointly and primarily responsible for the day-to-day management of the FCI Bond Fund. He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company. Mr. Cloud's experience with mortgage-backed securities led him to Bank One Corporation where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles. He moved to Kansas City in 1988 and managed a $1.5 billion portfolio of corporate, mortgage and asset-backed securities for a local insurance company. Mr. Cloud joined the advisor in 2003 and is a member of the Kansas City Society of Financial Analysts and the Chartered Financial Analyst Institute. He received his bachelor's degree in business administration from Bowling Green State University and his master's degree in business administration from the University of Dayton.

     PETER G. GREIG- Mr. Grieg is a Senior Vice President and Portfolio Manager of the advisor and he is jointly responsible for the day-to-day management of the FCI Bond Fund. He joined the advisor in 1989 as a trader and fixed income analyst. Mr. Greig manages fixed income portfolios for institutional clients with various objectives. In addition, he oversees the advisor's fixed income trading operations, provides fixed income expertise to other managers, and is chairman of the advisor's fixed income investment committee. Prior to joining the advisor, Mr. Greig's experience included working in the pension fund investment department at the Chrysler Corporation, as well as working in managerial positions for several small businesses. Mr. Greig received his Masters of Business Administration degree, with a major in Finance, from Indiana University and his undergraduate degree in business administration from the University of Kansas. He is a member of the Kansas City Society of Financial Analysts and is a Chartered Financial Analyst.

     The Statement of Additional Information provides information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Funds.

                              FINANCIAL HIGHLIGHTS

     Because the Funds recently commenced operations, there are no financial highlights available at this time.

                                 PRIVACY POLICY

     The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     CATEGORIES OF INFORMATION THE FUNDS COLLECT. The Funds collect the following nonpublic personal information about you:

     o Information a Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

     o Information about your transactions with a Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

     CATEGORIES OF INFORMATION THE FUNDS DISCLOSE. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

     CONFIDENTIALITY AND SECURITY. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on the FCI Funds' policies and operations, including their policies and procedures relating to the disclosure of portfolio holdings. Annual and semi-annual reports will contain management's discussion of market conditions and investment strategies that significantly affect the Funds' performance results as of the Funds' future semi-annual or annual periods.

     Call the FCI Funds at 1-800-_______ to request free copies of the SAI, to request other information about the FCI Funds and to make shareholder inquiries. Alternatively, the Funds' SAI and annual and semi-annual reports are available, free of charge, at www.__________.com.

     You may review and copy information about the FCI Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the FCI Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov,
                                                             ------------------
and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.





















Investment Company Act #811-21237

                                 FCI EQUITY FUND
                                  FCI BOND FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                               _____________, 2005

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Funds' Prospectus dated __________, 2005. A free copy of the Prospectus can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-________.

                                TABLE OF CONTENTS
                                -----------------
                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE TRUST AND THE FUNDS.........................................2
ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND
         RISK CONSIDERATIONS...................................................3
INVESTMENT LIMITATIONS........................................................11
INVESTMENT ADVISOR............................................................13
TRUSTEES AND OFFICERS.........................................................17
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................20
DISCLOSURE OF PORTFOLIO HOLDINGS..............................................21
DISTRIBTION PLAN..............................................................22
PROXY VOTING POLICY...........................................................23
DETERMINATION OF NET ASSET VALUE..............................................23
REDEMPTION IN-KIND............................................................24
INVESTMENT PERFORMANCE........................................................24
STATUS AND TAXATION OF THE FUNDS..............................................26
CUSTODIAN.....................................................................28
FUND SERVICES.................................................................28
ACCOUNTANTS...................................................................29
DISTRIBUTOR...................................................................29
FINANCIAL STATEMENTS..........................................................29
APPENDIX......................................................................30

DESCRIPTION OF THE TRUST AND THE FUNDS

     The FCI Equity Fund ("Equity Fund") and the FCI Bond Fund ("Bond Fund") (collectively with the Equity Fund, the "Funds" or each a "Fund") each was organized as a diversified series of Unified Series Trust (the "Trust") on May 25,June 13, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. Each Fund commenced operations on ________, 2005. The investment advisor to the Funds is Financial Counselors Inc. (the "Advisor").


     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. The Funds may offer additional classes of shares in the future.

     The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of each Fund and the Funds' transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of each Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Funds is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of a Fund's shareholders.

     As of _________, 2005, the officers and trustees as a group own less than 1% of each of the Funds.

     For information concerning the purchase and redemption of shares of a Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus and this SAI.

     The Funds may authorize one or more brokers to receive on their behalf purchase and redemption orders. Such brokers would be authorized to designate other intermediaries to receive purchase and redemption orders on each Fund's behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at each Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of each Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of each Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Each Fund's annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

     This  section  contains  additional   information  regarding  some  of  the
investments the Funds may make and some of the techniques they may use.

     A. EQUITY  SECURITIES.  Equity  securities  include common stock and common
        ------------------
stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

     Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

     Equity securities also include exchange-traded funds ("ETFs"). ETFs include S&P Depository Receipts ("SPDRs"), Select Sector SPDRs, DIAMONDS, QQQQs, iShares, HOLDRS, Fortune e-50, streetTRACKS, VIPERs and other security baskets. For example, SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. The price and dividend yield of SPDRs track the movement of the appropriate S&P index relatively closely.

DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. To the extent a Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Funds may invest in new exchange-traded shares as they become available.

     The Funds may invest in American Depositary Receipts ("ADRs"). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on a Fund's share price.

     B. DEBT SECURITIES. The Funds may invest in debt securities, including debt
        ---------------
securities that are convertible into common stocks. Debt and convertible securities purchased by each Fund will consist of obligations that are rated investment-grade (BBB- or better) by at least one nationally recognized independent rating agency such as Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Rating Group ("S&P") or Fitch Ratings, or in un-rated debt securities that the Fund considers to be equivalent to such rated investment-grade securities, having at least adequate capacity to pay interest and repay principal.

     The ratings of S&P, Moody's and other nationally recognized rating agencies represent the opinions of those rating agencies as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield.

     The payment of principal and interest on most debt securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

     Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the security. For a more detailed description of ratings, see Appendix.

     C. PREFERRED STOCK.  Preferred stock has a preference in liquidation  (and,
        ---------------
generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Corporation ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Funds. The Advisor expects, however, that generally the preferred stocks in which a Fund invests will be rated at least BBB by S&P or Baa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

     D.  CASH  MANAGEMENT.  The  Fund may  invest  directly  in  cash,  ETFs and
         ----------------
high-quality short-term fixed-income securities. All money market instruments can change in value when interest rates or an issuer's creditworthiness change dramatically. Various short-term fixed-income securities that the Funds invest in for cash management purpose are described below:

U.S. GOVERNMENT OBLIGATIONS

     The Funds may each invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. The Funds may also each invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage

Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

REPURCHASE AGREEMENTS

     Repurchase agreements are agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements must be fully collateralized and can be entered into only with well-established banks and broker-dealers that have been deemed creditworthy by the adviser of the Fund. Repurchase transactions are intended to be short-term transactions, usually with the seller repurchasing the securities within seven days. Repurchase agreements that mature in more than seven days are subject to a Fund's limit on illiquid securities. A Fund that enters into a repurchase agreement may lose money in the event that the other party defaults on its obligation and the Fund is delayed or prevented from disposing of the collateral. A Fund also might incur a loss if the value of the collateral declines, and it might incur costs in selling the collateral or asserting its legal rights under the agreement. If a defaulting seller filed for bankruptcy or became insolvent, disposition of collateral might be delayed pending court action.

BANK OBLIGATIONS

     Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although each of the Funds may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor of the Fund determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by each Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of such Fund's total assets at the time of purchase. Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

COMMERCIAL PAPER

     Investments by a Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P, Moody's or similar rating by another nationally recognized rating agency. In addition, a Fund may acquire un-rated commercial paper and corporate bonds that are determined by the Advisor of the Fund at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     E. DERIVATIVES.
        ------------

SWAPS

     The Bond Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Bond Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Bond Fund than if the Bond Fund had invested directly in an instrument that yielded that desired return or spread. The Bond Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;"
(ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and (iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or "collar" amounts.

     The "notional amount" of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Bond Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Bond Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative notional values of the positions held by each party to the agreement ("net amount") and not the notional amount differences themselves. The Bond Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Bond Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Bond Fund's books and records.

     Whether the Bond Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Bond Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 ("IRC") may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated.

CREDIT DERIVATIVES

     Credit derivatives are a form of derivative that are divided into two basic types, credit default swaps and total return swaps, and are usually governed by the standard ISDA Master Agreement terms and conditions. A credit default swap involves a protection buyer and a protection seller. The Bond Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. The Bond Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e, credit risk) in return for a periodic payment from the total return receiver based on a designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates. Another type of credit derivative is the credit-linked notes and other forms of debt obligations with an embedded credit default swap component. In this type of credit derivative, payments of principal and interest are linked to the performance of one or more reference debt securities or assets. In all of these credit derivative transactions, the same general risks of derivative transactions are present, but they offer greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index which is the basis for the periodic payment. If the Bond Fund writes a credit default swap, it receives a premium up front but the Bond Fund's exposure under the credit default swap is a form of leverage and will be subject to the restrictions on leveraged derivatives discussed above.

     F. Options. Each Fund may use options for any lawful purpose consistent with its investment objective such as hedging or managing risk. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. Each Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by a Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

     Each Fund may hold (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by either Fund would be considered illiquid. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

     Each Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     Each Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and the other party to the transaction ("counterparty") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     Either Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although each Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that a Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

     Each Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.


     G. RULE 144A SECURITIES.  The Funds may invest in Rule 144A securities that
        --------------------
the Advisor determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid or restricted for purposes of the Funds' illiquid securities policy, which prohibits the Funds from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Board of Trustees. In determining the liquidity of such securities, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS

     A.  FUNDAMENTAL.  The  investment  limitations  described  below  have been
         -----------
adopted by the Trust with respect to the Funds and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority of the outstanding shares" of a Fund means the lesser of (1) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1.  BORROWING  MONEY.  The Funds will not borrow  money,  except (a) from a
         ----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that a Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

     2. SENIOR  SECURITIES.  The Funds will not issue  senior  securities.  This
        ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that a Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. UNDERWRITING. The Funds will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL  ESTATE.  The Funds will not  purchase  or sell real  estate.  This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  COMMODITIES.  The Funds will not  purchase or sell  commodities  unless
         -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.  LOANS.  The Funds will not make loans to other  persons,  except (a) by
         -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION. Each Fund will not invest 25% or more of its total assets
        -------------
in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8.  DIVERSIFICATION.  With respect to 75% of its total assets,  a Fund will
         ---------------
not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     B.  NON-FUNDAMENTAL.  The  following  limitations  have been adopted by the
         ---------------
Trust with respect to the Funds and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1.  PLEDGING.  The Funds will not mortgage,  pledge,  hypothecate or in any
         --------
manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  BORROWING.  The Funds will not purchase any security  while  borrowings
         ---------
(including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. MARGIN PURCHASES. The Funds will not purchase securities or evidences of
        ----------------
interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. SHORT SALES. The Funds will not effect short sales of securities  except
        -----------
as described in the Prospectus or the Statement of Additional Information.

     5.  OPTIONS.  The Funds will not purchase or sell puts,  calls,  options or
         -------
straddles except as described in the Prospectus or the Statement of Additional Information.

     6. ILLIQUID  SECURITIES.  The Funds will not purchase  illiquid  securities
        --------------------
which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

     7.  LOANS OF  PORTFOLIO  SECURITIES.  The  Funds  will  not  make  loans of
         -------------------------------
portfolio securities.

INVESTMENT ADVISOR

     Financial Counselors, Inc., 442 West 47th Street, Kansas City, Missouri 64112 serves as Advisor to the Funds. Robert T. Hunter is the President and Chief Executive Officer of the Advisor. Bradley A. Bergman is the controlling shareholder of the holding corporation that owns 100% the Advisor. The holding corporation that owns the Advisor is 100% employee-owned and each Portfolio Manager (as such term is defined below) is an equity owner of such holding corporation.

     William M. Courtney and Brian E. Perott are the portfolio managers jointly and primarily responsible for the day-to-day management of the Equity Fund. Mr. Courtney will have ultimate decision making authority related to investments made by the Equity Fund. Gary B. Cloud and Peter G. Greig are the portfolio managers jointly and primarily responsible for the day-to-day management of the Bond Fund. Mr. Cloud will have ultimate decision making authority related to investments made by the Bond Fund (collectively referred to as the "Portfolio Managers"). As of June 8, 2005, the Portfolio Managers were responsible for the management of the following types of accounts:


---------------- ------------------------- ----------------- ------------------ ------------------ -------------------
                                                                                NUMBER OF          TOTAL ASSETS BY
                                           NUMBER OF                            ACCOUNTS BY        ACCOUNT TYPE
PORTFOLIO                                  ACCOUNTS BY       TOTAL ASSETS BY    TYPE  SUBJECT TO   SUBJECT TO A
MANAGER          ACCOUNT TYPE              ACCOUNT TYPE      ACCOUNT TYPE       A PERFORMANCE FEE  PERFORMANCE FEE
---------------- ------------------------- ----------------- ------------------ ------------------ -------------------


---------------- ------------------------- ----------------- ------------------ ------------------ -------------------
William M.       Mutual Fund/Private       Mutual Fund: 0    Mutual Fund: N/A   Mutual Fund: 0     Mutual Fund: N/A
Courtney         Accounts/Pooled
                 Investment Vehicles
                                           Private           Private            Private            Private Accounts:
                                           Accounts: 418     Accounts: $161M    Accounts: 0        N/A


                                           Pooled            Pooled             Pooled             Pooled  Investment
                                           Investment        Investment         Investment         Vehicles: N/A
                                           Vehicles: 0       Vehicles: N/A      Vehicles: 0
---------------- ------------------------- ----------------- ------------------ ------------------ -------------------
Gary B. Cloud    Mutual Fund/Private       Mutual Fund: 0    Mutual Fund: N/A   Mutual Fund: 0     Mutual Fund: N/A
                 Accounts/Pooled
                 Investment Vehicles
                                           Private           Private            Private            Private Accounts:
                                           Accounts: 26      Accounts: $530M    Accounts: 0        N/A


                                           Pooled            Pooled             Pooled             Pooled  Investment
                                           Investment        Investment         Investment         Vehicles: N/A
                                           Vehicles: 0       Vehicles: N/A      Vehicles: 0
---------------- ------------------------- ----------------- ------------------ ------------------ -------------------
Brian E. Perott  Mutual Fund/Private       Mutual Fund: 0    Mutual Fund: N/A   Mutual Fund: 0     Mutual Fund: N/A
                 Accounts/Pooled
                 Investment Vehicles
                                           Private           Private            Private            Private Accounts:
                                           Accounts: 280     Accounts: $216M    Accounts: 0        N/A


                                           Pooled            Pooled             Pooled             Pooled  Investment
                                           Investment        Investment         Investment         Vehicles: N/A
                                           Vehicles: 0       Vehicles: N/A      Vehicles: 0
---------------- ------------------------- ----------------- ------------------ ------------------ -------------------
Peter G. Greig   Mutual Fund/Private       Mutual Fund: 0    Mutual Fund: N/A   Mutual Fund: 0     Mutual Fund: N/A
                 Accounts/Pooled
                 Investment Vehicles
                                           Private           Private            Private            Private Accounts:
                                           Accounts: 807     Accounts: $781M    Accounts: 0        N/A


                                           Pooled            Pooled             Pooled             Pooled  Investment
                                           Investment        Investment         Investment         Vehicles: N/A
                                           Vehicles: 0       Vehicles: N/A      Vehicles: 0
---------------- ------------------------- ----------------- ------------------ ------------------ -------------------

     Each Portfolio Manager is compensated for his services by the Advisor. For the year ended December 31, 2004, each Portfolio Manager's compensation consisted of a fixed base salary, a bonus based on the investment performance of all of theprivate accounts managed by the Portfolio Manager, and the right to participate in the Advisor's profit sharing and 401(k) plan. The bonus is computed based on apaid annually provided that the Portfolio Manager obtaining's accounts achieve a target return over a benchmark index as selected by the Advisor.


     To the extent that a Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

     The   following   table  shows  the  dollar  range  of  equity   securities
beneficially owned by the Portfolio Managers in the Funds as of _________, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
           PORTFOLIO MANAGER             DOLLAR RANGE OF EQUITY SECURITIES IN   DOLLAR RANGE OF EQUITY SECURITIES IN
                                                 THE FCI EQUITY FUND                      THE FCI BOND FUND
---------------------------------------- -------------------------------------- --------------------------------------

William M. Courtney                      $________                              $________
---------------------------------------- -------------------------------------- --------------------------------------

Gary B. Cloud                            $________                              $________
---------------------------------------- -------------------------------------- --------------------------------------

Brian E. Perott                          $________                              $________
---------------------------------------- -------------------------------------- --------------------------------------

Peter G. Greig                           $________                              $________
---------------------------------------- -------------------------------------- --------------------------------------

     Under the terms of the management agreements (each an "Agreement" or collectively, the "Agreements"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Equity Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.60% of the average daily net assets of the Equity Fund. With respect to the Bond Fund, as compensation for its management services, the Bond Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the Bond Fund. With respect to the each Fund, the Advisor has contractually agreed to waive its fee, and to the extent necessary reimburse the Fund's expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.00% and 0.80% of the average daily net assets of the Equity Fund and the Bond Fund, respectively, for its initial two fiscal years ending June 30, 2006 and June 30, 2007.Each waiver or reimbursement by the advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular expense is incurred; provided that such Fund is able to make the repayment without exceeding its expense limitation set forth above.

     The Management Agreements with respect to the Funds were approved by the Board of Trustees, including a majority of the Independent Trustees, at an in-person meeting on June 13, 2005. In determining whether to approve the AgreementManagement Agreements, the Board requested and reviewed materials furnished by the Advisor in advance of the meeting, including the Advisor's current financial statements, an investment questionnaire describing its investment strategy, and Form ADV Part II, which included a description of the Advisor's business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from the Advisor that there are no pending material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. The Advisor also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws. The Chief Executive Officer of the Advisor's parent company and a portfolio manager for each of the Bond Fund and the Equity Fund also attended the meeting and presented materials describing their investment strategies and portfolio holdings.

     In considering the Equity Fund's Management Agreement, the Trustees primarily considered that: (1) the Advisor has over 38 years' experience providing investment consulting services to personal trust and employee benefit accounts, endowments and other institutional and high net worth individual investment management accounts and, currently, advises in excess of $2.3 billion in assets; (2) the Advisor has over 5 years' experience in successfully providing investment advice to clients using the same equity strategy that it will use to manage the Equity Fund; and (3) the Advisor contractually has agreed to cap the Equity Fund's expenses for its initial two fiscal years. The Trustees also considered that the Advisor may enter into soft dollar arrangements pursuant to which the Advisor directs Fund brokerage to broker-dealers in exchange for research services provided to the Advisor or the Fund. As a result of their considerations, the Trustees determined that the proposed Agreement on behalf of the Equity Fund was in the best interests of the Fund and its shareholders.

     In considering the Bond Fund's Management Agreement, the Trustees primarily considered that: (1) the Advisor has over 38 years' experience providing investment consulting services to personal trust and employee benefit accounts, endowments and other institutional and high net worth individual investment management accounts and, currently, advises in excess of $2.3 billion in assets;
(2) the Advisor has 10 years' experience in successfully providing investment advice to clients using the same fixed income investment strategy that it will use to manage the Bond Fund; and (3) the Advisor contractually has agreed to cap the Bond Fund's expenses for its initial two fiscal years. The Trustees were advised that the Advisor does not intend to enter into soft dollar arrangements pursuant to which the Advisor would direct Bond Fund brokerage to broker-dealers in exchange for research services provided to the Advisor or the Bond Fund. As a result of their considerations, the Trustees determined that the proposed Agreement on behalf of the Bond Fund was in the best interests of the Fund and its shareholders.


     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution was prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on each Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for each Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The  following  table  provides   information   regarding  the  Independent
Trustees:

----------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST              AND OTHER  DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel (1947)                          Director, Vice President and Chief Investment Officer of Legacy
                                                    Trust Company, N.A. since 1992; Trustee of AmeriPrime Funds
Independent Trustee, December 2002 to present       since 1995 and AmeriPrime Advisors Trust since July 2002;
                                                    Trustee of Access Variable Insurance Trust since April 2003;
                                                    Trustee of CCMI Funds from June 2003 through March 2005.

----------------------------------------------------------------------------------------------------------------------
Stephen A. Little (1946)                            President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust
Chairman, December 2004 to present; Independent     since November 2002 and AmeriPrime Funds since December 2002;
Trustee, December 2002 to present                   Trustee of CCMI Funds from June 2003 through March 2005.

----------------------------------------------------------------------------------------------------------------------
Daniel J. Condon (1950)                             President of International Crankshaft Inc., an automotive
                                                    equipment manufacturing company, since 2004, Vice President and
Independent Trustee, December 2002 to present       General Manager from 1990 to 2003; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Advisors
                                                    Trust since November 2002 and AmeriPrime Funds since December
                                                    2002; Trustee of CCMI Funds from June 2003 through March 2005.
----------------------------------------------------------------------------------------------------------------------

*    The  address  for each  trustee is 431 N.  Pennsylvania,  Indianapolis,  IN
     46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of __ series.

     The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Funds' financial statements and the independent audit of the financial statements; and acting as a liaison between the Funds' independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2004.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.


----------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST              AND OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------
Ronald C. Tritschler (1952)***                      Chief Executive Officer, Director and Legal Counsel of The Webb
                                                    Companies, a national real estate company, since 2001, Executive
Trustee, December 2002 to present                   Vice President and Director from 1990 to 2000; Director of First
                                                    State Financial since 1998; Director, Vice President and Legal
                                                    Counsel of The Traxx Companies, an owner and operator of
                                                    convenience stores, since 1989; Trustee of AmeriPrime Advisors
                                                    Trust since November 2002 and AmeriPrime Funds since December
                                                    2002; Trustee of CCMI Funds from June 2003 through March 2005.

----------------------------------------------------------------------------------------------------------------------
Anthony J. Ghoston (1959)                           Executive Vice President of Unified Fund Services, Inc., the
                                                    Trust 's administrator, since June 2004, Senior Vice President
President, July 2004 to present                     from April 2003 to June 2004; Senior Vice President and Chief
                                                    Information Officer of Unified Financial Services, Inc., the
                                                    parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of AmeriPrime Funds and
                                                    AmeriPrime Advisors Trust since July 2004; President of CCMI
                                                    Funds from July 2004 through March 2005.

----------------------------------------------------------------------------------------------------------------------
Thomas G. Napurano (1941)                           Chief Financial Officer and Executive Vice President of Unified
                                                    Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, December     administrator and distributor, since 1989, Director from 1989 to
2002 to present                                     March 2002; Director of Unified Financial Securities, Inc., the
                                                    Trust's distributor, since December 2004, Chief Financial
                                                    Officer and Executive Vice President since June 1990; Executive
                                                    Vice President, Treasurer, and Chief Financial Officer of
                                                    Unified Fund Services, Inc., the Trust's administrator, since
                                                    1990, Director since 2004; Treasurer and Chief Financial Officer of AmeriPrime Funds and AmeriPrime Advisors Trust since October
                                                    2002; Treasurer and Chief Financial Officer of CCMI Funds from
                                                    June 2003 through March 2005; Treasurer of The Unified Funds from 1994 to 2002 and Firstar Select Funds from 1997 to 2000.

----------------------------------------------------------------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                     Vice President of Unified Fund Services, Inc., the Trust's
                                                    administrator, since December 2003; Assistant Vice President of
Secretary, September 2004 to present                U.S. Bancorp Fund Services LLC from 2000 to December 2003, Trust
                                                    Officer from 1998 to 2000; Secretary of AmeriPrime Funds and
                                                    AmeriPrime Advisors Trust; Secretary of CCMI Funds from
                                                    September 2004 through March 2005; Principal Accounting Officer of Lindbergh Funds from February 2004 to February 2005.

----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
Lynn E. Wood (1946)                                 Chief Compliance Officer of AmeriPrime Funds, AmeriPrime
                                                    Advisors Trust, and CCMI Funds since October 2004; Chief
Chief Compliance Officer, October 2004 to present   Compliance Officer of Unified Financial Securities, Inc., the
                                                    Trust's distributor, since December 2004 and from 1997 to 2000,
                                                    Chairman from 1997 to December 2004, President from 1997 to
                                                    2000; Director of Compliance of Unified Fund Services, Inc., the
                                                    Trust's administrator, from October 2003 to September 2004;
                                                    Chief Compliance Officer of Unified Financial Services, Inc.,
                                                    the parent company of the Trust's administrator and distributor, from 2000 to 2004.

----------------------------------------------------------------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of __ series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

     The following table provides information regarding shares of the Funds and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

--------------------------------------------------------------------------------------------------------------------
                                                                          AGGREGATE DOLLAR RANGE OF SHARES OF ALL
               TRUSTEE                  DOLLAR RANGE OF FUNDS' SHARES          FUNDS WITHIN THE FUND COMPLEX*
--------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                                  None                                   None
--------------------------------------------------------------------------------------------------------------------
Ronald Tritschler                                    None                                   None
--------------------------------------------------------------------------------------------------------------------
Stephen Little                                       None                                   None
--------------------------------------------------------------------------------------------------------------------
Daniel Condon                                        None                                   None
--------------------------------------------------------------------------------------------------------------------

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of __ series.

     Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis. Trustees' and officers' fees and expenses are Fund Complex expenses and each series incurs its expenses at the same rate.

========================================================================================================================
                                         AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
                                       COMPENSATION      RETIREMENT BENEFITS    BENEFITS UPON      FROM FUND COMPLEX*
       INDEPENDENT TRUSTEES           FROM EACH FUND     ACCRUED AS PART OF       RETIREMENT
                                                            FUND EXPENSES
------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel, Trustee and           $____                 $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------------------------------------------------------------------------------------------
Stephen A. Little, Chairman of the         $____                 $0                   $0                $36,000
Board
------------------------------------------------------------------------------------------------------------------------
Daniel Condon, Trustee                     $____                 $0                   $0                $24,000
------------------------------------------------------------------------------------------------------------------------


========================================================================================================================
   NON-INDEPENDENT TRUSTEES AND          AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
             OFFICERS                  COMPENSATION      RETIREMENT BENEFITS    BENEFITS UPON     FROM TRUST AND FUND
                                      FROM EACH FUND     ACCRUED AS PART OF       RETIREMENT            COMPLEX*
                                                            FUND EXPENSES
------------------------------------------------------------------------------------------------------------------------
Ronald C. Tritschler, Trustee              $____                 $0                   $0                $24,000
------------------------------------------------------------------------------------------------------------------------
Thomas G. Napurano, CFO and                 $0                   $0                   $0                   $0
Treasurer
------------------------------------------------------------------------------------------------------------------------
Anthony Ghoston, President and CEO          $0                   $0                   $0                   $0
------------------------------------------------------------------------------------------------------------------------
Freddie Jacobs, Secretary                   $0                   $0                   $0                   $0
------------------------------------------------------------------------------------------------------------------------
Lynn Wood, Chief Compliance Officer       $_____                 $0                   $0                $125,000
========================================================================================================================

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of __ series.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor specifically is authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to each Fund under the Agreements.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     The Trust and the Advisor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from either Fund or the Advisor, free of charge, by calling the Funds at 1-800_________. You may also obtain copies of the Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

     Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. Each Fund must provide a copy of the schedule of portfolio holdings as filed with the SEC to any shareholder, upon request, free of charge. This policy is applied uniformly to all shareholders of a Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     Each Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, distributor, transfer agent, fund accounting agent, administrator and custodian. Each Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principals (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

     Additionally, each Fund may enter into arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Fund. In these instances, portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make each Fund's top portfolio holdings available on their websites and may make each Fund's complete portfolio holdings available to their subscribers for a fee. Neither of the Funds, the Advisor nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. Each Fund also will post its complete portfolio holdings on its website approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If a Fund does not have a website or the website is for some reason inoperable, the information will be supplied to Rating Agencies no more frequently then quarterly and on a delayed basis.

     Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose a Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings. Finally, neither Fund will disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

DISTRIBUTION PLAN

     The FCI Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on June 13, 2005 called for the purpose of, among other things, voting on such Plan. The Trustees expect that the Plan will significantly enhance the FCI Funds' ability to distribute its shares.

     The FCI Funds' Plan provides that each Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a
"Recipient") a shareholder servicing fee aggregating to 0.25% of the average daily net assets of each Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. Each Fund and/or their Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan will not be activated prior to the end of the Funds' initial fiscal year.

PROXY VOTING POLICY

     The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and a Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions. The Advisor's policy provides that generally the Advisor will vote with management for routine corporate proposals unless such a vote is not in the shareholders' best interests. Non-routine votes are reviewed on a case-by-case basis.

     You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling 1-800-__________ to request a copy from the Funds' Chief Compliance Officer, or by writing to Unified Fund Services, Inc., the Funds' transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204, Attn: Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by each Fund with respect to portfolio securities for each year ended June 30th, will be filed by the Fund with the SEC on Form N-PX. The Funds' proxy voting record will be available to shareholders free of charge upon request by calling or writing the Funds as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees. The Board of Trustees annually approves the pricing service used by the Funds' fund accounting agent. The fund accounting agent maintains a pricing review committee, and the committee may, from time to time, consult with an Independent Trustee on good faith pricing issues. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis.

     Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

REDEMPTION IN-KIND

     The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, each Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

INVESTMENT PERFORMANCE

     Each Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemptions." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of a Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     A Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing a Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general.

     In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

     Each  Fund  also  may  advertise  its  after-tax  performance  information.
After-tax   performance   information  is  calculated  on  pre-liquidation   and
post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1.   Average Annual Total Return (After Taxes on Distributions):

       P(1+T)n = ATVd

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVd     =        ending value, after taxes on fund
                                    distribution but not after taxes on
                                    redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.


2.   Average Annual Total Return (After Taxes on Distributions and Redemption):

       P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions, at the end of the applicable period of the hypothetical
                                    $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that any sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. Because the Funds have been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

STATUS AND TAXATION OF THE FUNDS

     The Funds were organized as a series of a business trust, but intend to continue to qualify for treatment as regulated investment companies (each a "RIC," or together "RICs") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that they actually will so qualify. If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If a Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If a Fund does not qualify as a RIC, its income will be subject to taxation as a
          ---
regular business corporation, without reduction by dividends paid to shareholders of that Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, a Fund must, among other requirements:

o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");
o    Diversify its investments in securities  within certain  statutory  limits;
     and

o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Funds may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If they do so, the applicable Fund will have to include in its income each share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because each Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from each Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Funds might realize capital gains or losses from any such sales, which would increase or decrease the Funds' investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Funds realize in connection with the hedge. The Funds' income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Funds under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends a Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Funds will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Funds' distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Funds are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. ACCORDINGLY, PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX PROFESSIONALS FOR MORE DETAILED INFORMATION REGARDING THE ABOVE AND FOR INFORMATION REGARDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Funds' investments. The custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent, administrator, fund accountant and dividend disbursing agent. A Trustee and officers of the Trust are members of management of Unified and/or shareholders of the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.40 per shareholder (subject to a minimum monthly fee of $1,375 per Fund) for these transfer agency services.

     In  addition,  Unified  provides the Funds with fund  accounting  services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.03% of the Fund's assets up to $50 million, 0.02% of the Fund's assets from $50 million to $250 million, and 0.01% of the Fund's assets over $250 million (subject to various monthly minimum fees, the maximum being $1,875 per month).

     Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from each Fund equal to an annual rate of 0.10% of the Fund's assets up to $50 million, 0.07% of the Fund's assets from $50 million to $100 million, 0.05% of the Fund's assets from $100 million to $150 million, and 0.03% of the Fund's assets over $150 million (subject to a minimum fee of $2,500 per month).

ACCOUNTANTS

     Cohen McCurdy, Ltd. ("Cohen"), 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145, has been selected as independent public accountants for the fiscal year ending June 30, 2006. Cohen performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. A Trustee and officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of the Distributor), and/or an officer and director of the Distributor and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     Each Fund recently commenced operations and, as a result, neither Fund has financial statements.

                                    APPENDIX

STANDARD & Poor's Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

                                             PART C. OTHER INFORMATION

Item 22. Exhibits

(1) (a) Financial Statements included in Part A: None.

     (b) Financial Statements included in Part B: None.

     (2) (a) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (b) By-laws adopted as of October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (c) Instruments Defining Rights of Security Holders - None.

          (d) Investment Advisory Contracts.

1. Copy of Registrant's Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

2. Copy of Registrant's Management Agreement with Corbin & Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

3. Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with
Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

4. Copy of Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

5. Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

6. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

7. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

8. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

9. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

10. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

11. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

12. Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

13. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

14. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

15. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

16. Copy of Registrant's Management Agreement with Chinook Capital Management approved September 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

17. Copy of Registrant's Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

18. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

19. Copy of Registrant's Management Agreement with Appalachian Asset Management with regard to the AAM Equity Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

20. Copy of Registrant's Management Agreement with Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

21. Copy of Registrant's Management Agreement with Leader Capital Corporation with regard to the Leader Short-Term Bond Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

22. Copy of Registrant's Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 15, 2005 - Filed herewith.

23. Copy of Registrant's Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 15, 2005 - Filed herewith.


(e) (1) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

     (2) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

     (3) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

     (4) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

     (5) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Leader Capital Corporation and Unified Financial Securities, Inc., approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

(f) Bonus or Profit Sharing Contracts - None.

(g) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(h) Other Material Contracts. Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(i) Legal Opinion and Consent - Opinion and Consent of Thompson Coburn LLP - Filed herewith..

(j) Other Opinions - None.

(k) Omitted Financial Statements - None.

(l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m) (1) Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     (2) Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

     (3) Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

     (4) Copy of Rule 12b-1  Distribution Plan for Crawford Dividend Growth Fund
     - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

     (5) Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

     (6) Copy of Rule 12b-1 Distribution Plan for Leader Short-Term Bond Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

     (7) Copy of Rule 12b-1 Distribution Plan for Dobson Covered Call Fund - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

(n) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(o) Reserved.

(p)  (1)  Registrant's   Amended  Code  of  Ethics  -  Filed  with  Registrant's
registration statement on Form N-1A dated April 29, 2005 and incorporated herein by reference.

     (2) Code of Ethics for Senior Executive Officers - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(q) (1) Registrant's Revised Proxy Voting Policy - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(2) ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3) Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4) Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5) Proxy Voting Policy and Procedures adopted by Corbin & Company - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

(6) Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund - Filed with Registrant's registration statement on Form N-1A dated February 25, 2005 and incorporated herein by reference.

(7) Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

(8) Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. - Filed with Registrant's registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

(9) Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund - Filed with Registrant's registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

(10) Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(11) Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

(12) Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(13) Proxy Voting Policy and Procedures adopted by Leader Capital Corporation with regard to the Leader Short-Term Bond Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(14) Proxy Voting Policy and Procedures adopted by Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(15) Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds - Filed herewith.

Item 23. Persons Controlled by or Under Common Control with Registrant

         None.

Item 24. Indemnification

     Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

               Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 25. Business and Other Connections of the Investment Advisers

               1. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system ("IARD").

               2. Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series of the Trust. Mr.

               David Corbin serves as President and Ms. Melissa R. Stinson as the Vice President of Portfolio Operations and Research. Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via IARD.

               3. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David
               M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IARD.

               4. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IARD.

               5. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.

               6. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity Fund and the StoneRidge Small Cap Growth Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I filed via the IARD.

               7. Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I filed via the IARD.

               8.  Dreman  Value  Management,   LLC  ("Dreman")  serves  as  the
               investment adviser for the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I filed via the IARD.

               9. Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I filed via the IARD.

               10. IMS Capital Management, Inc.("IMS") serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV
               Part I filed via the IARD.

               11. Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I filed via the IARD.

               12. Marco Investment Management, LLC serves as the investment adviser to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I filed via the IARD.

               13. Leader Capital Corporation ("Leader") serves as the investment adviser to the Leader Short-Term Bond Fund, a series of the Trust. Mr. John E. Lekas serves as President of Leader. Further information about Leader can be obtained from the Form ADV Part I filed via the IARD.

               14. Financial Counselors, Inc. ("FCI") serves as the investment adviser to the FCI Equity Fund and FCI Bond Fund, each a series of the Trust. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I filed via the IARD.


Item 26. Principal Underwriters

               Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust

                    (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Eastern Point Advisors Funds, Runkel Funds, Inc., Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.

                    (b) The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Trust
                  Gregory S. Drose                 President                         None

                  Thomas G. Napurano               Director, CFO and Exec. Vice      CFO and Treasurer
                                                   President

                  Stephen D. Highsmith, Jr.        Director and Senior Vice          None
                                                   President

                  D. Eric McKenzie                 Assistant Vice President          None

                  Karyn E. Cunningham              Controller                        None

                  Lynn E. Wood                     Chief Compliance Officer          Chief Compliance Officer

                           (c)      Not applicable.


Item 27. Location of Accounts and Records

                  Unified Fund Services, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis, IN 46204

                  Will maintain  physical  possession of the accounts,  books, and other documents  required to be maintained by Rule 31a-(b)(1),  31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Huntington National Bank
                  41 South High Street
                  Columbus, Ohio 43215

                  Will  maintain  physical  possession  of  accounts,  books,  and other documents required to be maintained by Rule 31(b)(3).

                  Unified Financial Securities, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis,  IN  46204

                  Will maintain  physical  possession of the accounts,  books, and other documents  required to be maintained by a principal  underwriter under by Rule 31a-1(d).

                  Ariston Capital Management Corp
                  40 Lake Bellevue Drive, Suite 220
                   Bellevue, Washington 98005

                  Corbin & Company
                  1320 South University Drive, Suite 406
                  Fort Worth, Texas 76107

                  Gamble, Jones, Morphy & Bent
                  301 East Colorado Blvd., Suite 802
                  Pasadena, California 91101

                  GLOBALT, Inc.
                  3060 Peachtree Road, N.W.
                  One Buckhead Plaza, Suite 225
                  Atlanta, Georgia 30305

                  Spectrum Advisory Services,  Inc.
                  1050 Crown Pointe Parkway
                  Atlanta, GA 30338

                  StoneRidge Investment Partners, LLC
                  3421 Saint Davids Road
                   Newtown Square, PA  19073

                  Becker Capital Management, Inc.
                  1211 SW Fifth Avenue, Suite 2185
                  Portland, OR  97204

                  Dreman Value Management, LLC
                  520 East Cooper Avenue
                  Suite 230-4
                  Aspen, CO 81611

                  Crawford Investment Counsel, Inc.
                  100 Galleria Parkway
                  Suite 980
                  Atlanta, GA 30339

                  IMS Capital Management, Inc.
                  8995 S.E. Otty Road
                  Portland, Oregon 97266

                  Chinook Capital Management
                  4380 SW Macadam Ave
                  Suite 250
                  Portland, OR 97239

                  Marco Investment Management, LLC
                  300 Atlanta Financial Center
                  3343 Peachtree Road, NE
                  Atlanta, GA 30326

                  Leader Capital Corporation
                  121 SW Morrison St.
                  Suite 425
                  Portland, OR 97204

                  Appalachian Asset Management, Inc.
                  1018 Kanawha Blvd., East, Suite 301
                  Charleston, WV 25301

                  Dobson Capital Management, Inc.
                  1422 S. Van Ness Street
                  Santa Ana, California 92707

                  Financial Counselors, Inc.
                  442 West 47th Street
                  Kansas City, Missouri

                    Each  adviser  will  maintain  physical  possession  of  the
                    accounts,   books  and  other   documents   required  to  be
                    maintained by Rule 31a-1(f) at the address  listed above for each separate series of the Trust that the adviser manages.

Item 28. Management Services

                  None.

Item 29. Undertakings

                    Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with
                    Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

                    Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                    Registrant    hereby    undertakes    to   carry   out   all
                    indemnification  provisions of its  Declaration  of Trust in accordance  with  Investment  Company Act Release No.  11330
                    (Sept. 4, 1980) and successor releases.

                    Insofar as indemnifications  for liability arising under the
                    Securities  Act of 1933,  as amended  ("1933  Act"),  may be permitted to trustees,  officers and  controlling  person of the  Registrant  pursuant  to the  provision  under  Item 27 herein,  or otherwise,  the Registrant has been advised that in the  opinion of the SEC such  indemnification  is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against  such  liabilities  (other  than the  payment by the
                    Registrant  of  expenses  incurred  or paid  by a  director, officer  or  controlling  person  of the  Registrant  in the successful  defense of any action,  suit or  proceeding)  is asserted by such director,  officer or controlling person in
                    connection  with  the  securities  being   registered,   the
                    Registrant  will,  unless in the  opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification  by it is  against  public  policy  as expressed  in the 1933 Act and will be governed by the final adjudication.


                                                    SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on June 14, 2005. UNIFIED SERIES
TRUST

                                                                       /s/  Anthony J. Ghoston
                                                                       Anthony J. Ghoston, President

Attest:

/s/      Thomas G. Napurano
Thomas G. Napurano, Treasurer
 and Chief Financial Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                         Title                        Date

/s/      Freddie Jacobs, Jr. *                    Trustee                        June 14, 2005
 Daniel Condon

/s/      Freddie Jacobs, Jr. *                    Trustee                        June 14, 2005
 Gary E. Hippenstiel

/s/      Freddie Jacobs, Jr. *                    Trustee                        June 14, 2005
 Stephen Little

/s/      Freddie Jacobs, Jr. *                    Trustee                         June 14, 2005
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.












                                                 INDEX TO EXHIBITS

Exhibit Number             Description

EX.99.d                    Management Agreement with Financial Counselors, Inc. with respect to the FCI Equity
                           Fund

EX.99.d                    Management Agreement with Financial Counselors, Inc. with respect to the FCI Bond Fund

EX.99.j                    Opinion and Consent of Thompson Coburn LLP

EX.99.q                    Financial Counselors, Inc. Proxy Voting Policy
